STATEMENT OF CASH FLOWS (Audited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (657,690)	$ (1,581,189)
Common stock issued for services	96,128	626,502
Warrants expense		9,936
Loss on derivative liability	122,049
Amortization of debt discount	1,849
Bad debt expense	60	13,300
Accounts receivable (increase/decrease)	11,539	(58,360)
Inventories (increase/decrease)	2,679	(3,448)
Prepaid expenses and other current assets	1,625	(2,840)
Accounts payable and accrued liabilities (increase/decrease)	48,686	(6,367)
Net cash used in operating activities	(373,075)	(1,002,466)
Cash flows from financing activities:
Loans payable	33,500
Borrowings on convertible note	50,000
Proceeds from sale of Series A preferred stock	194,867	1,130,000
Net cash provided by financing activities	278,367	1,130,000
Net increase in cash and cash equivalents	(94,708)	127,534
Cash and cash equivalents beginning of period	130,556	3,022
Cash and cash equivalents end of period	35,848	130,556
Noncash Investing and Financing Activities
Common stock issued for the converstion of SeriesA preferred stock	28,750	17,800
Series A preferred stock issued for SeriesA preferred stock dividend	66,701	38,794
Debt discount	50,000
Preferred stock issued for settlement of debt	55,133
Conversion of preferred stock to common stock	28,750
Common stock cancellation	2,000
Payments of AP by third party	6,331
Series B preferred stock cancellation	$ 188